Operating expenses - Summary of Analysis of Restructuring Costs (Detail) - GBP (£) £ in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of restructuring costs [line items]
Property and facilities		£ 102	£ 124	£ 85
Technology and communications		221	215	216
Professional and outsourced services		501	477	498
Total restructuring – operating expenses		150	214
Restructuring Costs [member]
Disclosure of restructuring costs [line items]
Product costs		11	19	0
Employee costs		73	32	0
Depreciation and impairment of non-current assets	£ 145	51
Property and facilities		7	11	0
Technology and communications		1	3	0
Professional and outsourced services		7	4	0
Total restructuring – operating expenses		£ 150	£ 214	£ 0